BNY Mellon Short Term Municipal Bond Fund
STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5%
Alabama — 3.0%
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1(a)	4.00	12/1/2025	1,250,000	1,251,146
Black Belt Energy Gas District, Revenue Bonds, Ser. B	5.00	12/1/2028	1,000,000	1,052,937
Black Belt Energy Gas District, Revenue Bonds, Ser. D	5.00	11/1/2029	500,000	526,492
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A(a)	3.45	10/1/2031	1,000,000	978,299
				3,808,874
Arizona — 4.0%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2029	525,000	555,989
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2025	600,000	601,725
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	2,565,000	2,683,937
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	1,345,000	1,342,445
				5,184,096
California — 4.2%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. B	5.00	11/1/2029	450,000	475,876
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,285,000	1,258,707
California University, Revenue Bonds, Refunding, Ser. B2(a)	0.55	11/1/2026	2,000,000	1,920,324
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	125,000	130,423
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2028	1,500,000	1,577,490
				5,362,820
Colorado — .5%
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	1/15/2026	600,000	598,349
Connecticut — 1.6%
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2025	1,000,000	1,005,156
Stamford Housing Authority, Revenue Bonds (Mozaic Concierge Living) Ser. D	4.25	10/1/2030	1,000,000	1,006,994
				2,012,150
Florida — 8.1%
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) Ser. B1(a)	5.00	10/1/2029	1,000,000	1,065,642
Lee County Industrial Development Authority, Revenue Bonds, Refunding, Ser. 1	5.00	4/1/2029	1,600,000	1,704,018
Miami-Dade County Seaport Department, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	2,100,000	2,147,555
Mid-Bay Bridge Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)(b)	5.00	10/1/2029	2,390,000	2,572,392
The School Board of Miami-Dade County, COP, Refunding, Ser. A	5.00	5/1/2030	1,025,000	1,111,785
Venice, Revenue Bonds (Village on The Isle Project) Ser. B3(c)	4.25	1/1/2030	850,000	851,347
Village Community Development District No. 15, Special Assessment Bonds(c)	3.75	5/1/2029	475,000	473,934
Village Community Development District No. 15, Special Assessment Bonds(c)	4.25	5/1/2028	500,000	505,209
				10,431,882
Georgia — .9%
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	6/1/2026	1,100,000	1,115,257
Illinois — 6.3%
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2028	1,630,000	1,711,311
Cook County, GO, Refunding, Ser. A	5.00	11/15/2026	1,000,000	1,028,235

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Illinois — 6.3% (continued)
Cook County, Revenue Bonds, Refunding	5.00	11/15/2029	500,000	540,928
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. C	5.00	12/1/2025	3,680,000	3,712,417
Illinois, GO, Refunding, Ser. D	5.00	7/1/2027	1,000,000	1,035,619
				8,028,510
Indiana — 3.4%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	2,950,000	3,110,041
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2025	1,295,000	1,298,808
				4,408,849
Iowa — 2.6%
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. B	6.60	5/15/2028	615,000	647,467
PEFA, Inc., Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	2,715,000	2,748,471
				3,395,938
Kentucky — .8%
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2029	1,000,000	1,053,153
Maryland — 1.2%
Maryland Community Development Administration, Revenue Bonds (Sustainable Bond) Ser. D2	3.30	1/1/2029	1,500,000	1,508,309
Massachusetts — 1.5%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College Issue)	5.00	1/1/2030	555,000	591,608
Massachusetts Educational Financing Authority, Revenue Bonds	5.00	7/1/2025	750,000	750,000
Massachusetts Port Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2028	500,000	525,830
				1,867,438
Michigan — 3.1%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2029	500,000	536,406
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2027	800,000	836,848
Lansing Board of Water & Light, Revenue Bonds, Ser. B(a)	2.00	7/1/2026	2,000,000	1,962,789
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding (Covenant Medical Center)	5.00	7/1/2025	625,000	625,000
				3,961,043
Minnesota — .4%
Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bonds (Children’s Health Care)	5.00	8/15/2029	500,000	542,510
Missouri — 1.3%
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport) Ser. B	5.00	3/1/2029	1,000,000	1,054,253
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Obligated Group) Ser. A	5.00	2/1/2029	595,000	619,461
				1,673,714
Nevada — 1.1%
Humboldt County, Revenue Bonds, Refunding (Sierra Pacific Power Company Project) Ser. B	3.55	10/1/2029	1,380,000	1,391,513
New Hampshire — .8%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(c)	5.95	12/1/2031	1,000,000	1,000,985

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
New Jersey — 4.1%
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2025	850,000	855,895
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2027	1,300,000	1,340,080
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	1,300,000	1,353,457
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	1,670,000	1,722,453
				5,271,885
New York — 6.9%
New York City, GO, Refunding, Ser. A1	5.00	8/1/2025	2,000,000	2,003,249
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2(a)	0.60	7/1/2025	890,000	890,000
New York State Dormitory Authority, Revenue Bonds	5.00	10/1/2029	720,000	762,866
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2028	1,500,000	1,537,035
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2027	1,000,000	1,036,460
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2025	2,600,000	2,616,843
				8,846,453
North Carolina — 2.6%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds (Project Aero)(a)	3.75	11/1/2025	1,000,000	1,000,392
North Carolina Medical Care Commission, Revenue Bonds (Caromont Health Obligated Group) Ser. B(a)	5.00	2/1/2026	2,000,000	2,018,800
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Obligated Group) Ser. B1	4.25	10/1/2028	300,000	300,175
				3,319,367
Ohio — 1.0%
Ohio, Revenue Bonds (Cleveland Clinic Health System Obligated Group)(a)	2.75	5/1/2028	1,000,000	986,918
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2029	310,000	327,424
				1,314,342
Pennsylvania — 8.2%
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2028	1,000,000	1,040,804
Chester County Industrial Development Authority, Revenue Bonds (Avon Grove Charter School)	5.00	3/1/2027	1,500,000	1,522,510
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2029	525,000	557,667
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2025	1,000,000	1,000,000
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2029	2,970,000	3,094,373
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2025	1,000,000	1,007,934
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2028	185,000	198,263
Philadelphia Gas Works Co., Revenue Bonds, Refunding, Ser. A	5.00	8/1/2029	965,000	1,042,169
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	1,000,000	1,059,292
				10,523,012
Rhode Island — .6%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2026	725,000	739,977
South Carolina — 3.2%
Charleston Educational Excellence Finance Corp., Revenue Bonds, Refunding (Charleston County School District)	5.00	12/1/2028	1,000,000	1,075,359
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	3,000,000	3,093,448
				4,168,807

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Tennessee — 3.3%
Memphis-Shelby County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	2,000,000	2,000,000
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds (Vanderbilt University Medical Center) Ser. A	5.00	7/1/2029	2,025,000	2,173,233
				4,173,233
Texas — 16.0%
Arlington Higher Education Finance Corp., Revenue Bonds (Harmony Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2029	1,115,000	1,197,328
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation, Inc.) (Insured; Permanent School Fund Guaranteed)	5.00	8/15/2028	500,000	532,366
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2029	1,450,000	1,562,727
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2029	650,000	700,533
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2029	1,000,000	1,071,722
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2030	2,000,000	2,157,457
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2027	1,125,000	1,159,723
Houston Airport System, Revenue Bonds (United Airlines) Ser. C	5.00	7/15/2028	1,000,000	1,005,501
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/1/2029	1,000,000	1,000,053
Lewisville Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2025	1,000,000	1,002,407
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2030	1,000,000	1,089,427
Lubbock Electric Light & Power System, Revenue Bonds, Refunding	5.00	4/15/2026	675,000	686,304
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	1,800,000	1,818,614
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. D	5.00	2/1/2029	700,000	753,708
Tarrant County College District, GO	5.00	8/15/2025	2,180,000	2,185,166
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Cook Children’s Medical Center)	5.00	12/1/2030	1,000,000	1,103,524
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2028	430,000	449,744
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2029	450,000	475,513
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds	5.00	1/1/2029	500,000	525,487
				20,477,304
U.S. Related — 2.4%
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	998,618	998,618
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,058,679
				3,057,297
Utah — .6%
Downtown Revitalization Public Infrastructure District, Revenue Bonds (Seg Redevelopment Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2030	700,000	763,372
Virginia — .8%
Chesapeake Economic Development Authority, Revenue Bonds (Virginia Electric & Power Co.)(a)	3.65	10/1/2027	1,000,000	1,013,803
Washington — 4.6%
Central Puget Sound Regional Transit Authority, Revenue Bonds (Sustainable Bond) Ser. S1	5.00	11/1/2029	1,755,000	1,799,443
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R(a)	2.00	12/1/2025	2,000,000	1,987,477

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Washington — 4.6% (continued)
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	750,000	785,460
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2028	550,000	573,286
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2029	770,000	810,924
				5,956,590
Wisconsin — 2.4%
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(c)	5.25	6/1/2027	1,000,000	1,023,757
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)	4.00	6/15/2030	1,000,000	1,002,759
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Forensic Science & Protective Medicine Collaboration)(c)	5.00	8/1/2027	1,000,000	1,015,260
				3,041,776
Total Investments (cost $130,201,307)			101.5%	130,012,608
Liabilities, Less Cash and Receivables			(1.5%)	(1,893,809)
Net Assets			100.0%	128,118,799

COP—Certificate of Participation
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of June 30, 2025.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to $4,870,492 or 3.8% of net assets.

See notes to statement of investments.

Statement of Investments
BNY Mellon Short Term Municipal Bond Fund

June 30, 2025 (Unaudited)
The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	130,012,608	—	130,012,608
	—	130,012,608	—	130,012,608

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At June 30, 2025, accumulated net unrealized depreciation on investments was $188,699, consisting of $455,577 gross unrealized appreciation and $644,276 gross unrealized depreciation.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.